Financial and capital risks management (Foreign exchange risk) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Presented currency weakened by 5% against foreign currency [member] | Presented currency RMB to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	¥ (77)	¥ (98)
Presented currency weakened by 5% against foreign currency [member] | Presented currency PKR to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	3	47
Presented currency strengthened by 5% against foreign currency [member] | Presented currency RMB to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	77	98
Presented currency strengthened by 5% against foreign currency [member] | Presented currency PKR to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	(3)	(47)
Presented currency weakened by 3% against foreign currency [member] | Presented currency RMB to foreign currency EUR [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	(4)	(5)
Presented currency strengthened by 3% against foreign currency [member] | Presented currency RMB to foreign currency EUR [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	4	5
Presented currency weakened by 10% against foreign currency [member] | Presented currency SGD to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	(39)	6
Presented currency strengthened by 10% against foreign currency [member] | Presented currency SGD to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	¥ 39	¥ (6)